EQUITY (Table)	12 Months Ended
Dec. 31, 2019
EQUITY.
Schedule of share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2017	1,223,591	245	50	–	245
At 31 December 2018	1,223,591	245	50	–	245
At 31 December 2019	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2017	903,723	180	50	–	180
Share options	655	–	–	–	–
Shares cancelled	(13,523)	(2)	–	–	(2)
At 31 December 2017	890,855	178	50	–	178
Share options	418	–	–	–	–
Shares cancelled	(3,321)	(1)	–	–	(1)
At 31 December 2018	887,952	177	50	–	177
Share options	350	–	–	–	–
Shares cancelled	(3,095)	–	–	–	–
At 31 December 2019	885,207	177	50	–	177

Schedule of the capital

	2019	2018	2017
	$ million	$ million	$ million
Share capital	177	177	178
Share premium	610	608	605
Capital redemption reserve	18	18	17
Treasury shares	(189)	(214)	(257)
Retained earnings and other reserves	4,525	4,285	4,101
	5,141	4,874	4,644

Schedule of treasury shares

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2018	234	23	257
Shares purchased	48	–	48
Shares transferred from treasury	(29)	29	–
Shares transferred to Group beneficiaries	(13)	(27)	(40)
Shares cancelled	(51)	–	(51)
At 31 December 2018	189	25	214
Shares purchased	63	–	63
Shares transferred from treasury	(21)	21	–
Shares transferred to Group beneficiaries	(12)	(26)	(38)
Shares cancelled	(50)	–	(50)
At 31 December 2019	169	20	189

	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2018	15.6	1.6	17.2
Shares purchased	2.7	–	2.7
Shares transferred from treasury	(1.9)	1.9	–
Shares transferred to Group beneficiaries	(0.9)	(1.8)	(2.7)
Shares cancelled	(3.3)	–	(3.3)
At 31 December 2018	12.2	1.7	13.9
Shares purchased	3.1	–	3.1
Shares transferred from treasury	(1.3)	1.3	–
Shares transferred to Group beneficiaries	(0.7)	(1.7)	(2.4)
Shares cancelled	(3.1)	–	(3.1)
At 31 December 2019	10.2	1.3	11.5

Schedule of dividends

	2019	2018	2017
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 22.0¢ for 2018 (2017: 22.7¢, 2016: 18.5¢) paid 8 May 2019	192	198	162
Ordinary interim of 14.4¢ for 2019 (2018: 14.0¢, 2017: 12.3¢) paid 30 October 2019	126	123	107
	318	321	269